Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	R$ (1,498)	R$ (1,029)
Amounts recognized in income (1+2+3+4)	(224)	(255)
1 - Cost of current service	(53)	(80)
2 - Cost of past service		(1)
3 - Net interest	(108)	(82)
4 - Other expenses	(63)	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	91	(410)
5 - Effects on asset ceiling	1,198	369
6 - Remeasurements	(1,125)	(736)
Changes in demographic assumptions	4	(11)
Changes in financial assumptions	3,821	25
Experience of the plan	(4,950)	(750)
7 - Exchange variation	18	(43)
Other (8+9+10)	(85)	196
8 - Receipt by Destination of Resources (4)	(323)
9 - Benefits paid	128	115
10 - Contributions and investments from sponsor	110	81
Amounts at end of the period	(1,716)	(1,498)
Amount recognized in Assets (Note 18a)	493	585
Amount recognized in Liabilities (Note 18b)	(2,209)	(2,083)
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(1,079)	(688)
Amounts recognized in income (1+2+3+4)	(131)	(134)
1 - Cost of current service	(53)	(80)
2 - Cost of past service		(1)
3 - Net interest	(78)	(53)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(282)	(338)
5 - Effects on asset ceiling	665	406
6 - Remeasurements	(965)	(701)
Changes in demographic assumptions	4	(11)
Changes in financial assumptions	3,708	13
Experience of the plan	(4,677)	(703)
7 - Exchange variation	18	(43)
Other (8+9+10)	110	81
10 - Contributions and investments from sponsor	110	81
Amounts at end of the period	(1,382)	(1,079)
Amount recognized in Assets (Note 18a)	48	82
Amount recognized in Liabilities (Note 18b)	(1,430)	(1,161)
BD and CV Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	23,225	22,732
Amounts recognized in income (1+2+3+4)	1,722	1,731
2 - Cost of past service	0	0
3 - Net interest	1,722	1,731
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(1,764)	(75)
6 - Remeasurements	(1,766)	(113)
Experience of the plan	(1,766)	(113)
7 - Exchange variation	2	38
Other (8+9+10)	(1,271)	(1,163)
9 - Benefits paid	(1,381)	(1,244)
10 - Contributions and investments from sponsor	110	81
Amounts at end of the period	21,912	23,225
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(20,662)	(19,659)
Amounts recognized in income (1+2+3+4)	(1,575)	(1,578)
1 - Cost of current service	(53)	(80)
2 - Cost of past service		(1)
3 - Net interest	(1,522)	(1,497)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	817	(669)
6 - Remeasurements	801	(588)
Changes in demographic assumptions	4	(11)
Changes in financial assumptions	3,708	13
Experience of the plan	(2,911)	(590)
7 - Exchange variation	16	(81)
Other (8+9+10)	1,381	1,244
9 - Benefits paid	1,381	1,244
Amounts at end of the period	(20,039)	(20,662)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(3,642)	(3,761)
Amounts recognized in income (1+2+3+4)	(278)	(287)
3 - Net interest	(278)	(287)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	665	406
5 - Effects on asset ceiling	665	406
Amounts at end of the period	(3,255)	(3,642)
CD Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	503	626
Amounts recognized in income (1+2+3+4)	(27)	(45)
3 - Net interest	36	47
4 - Other expenses	(63)	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	292	(78)
5 - Effects on asset ceiling	533	(37)
6 - Remeasurements	(241)	(41)
Experience of the plan	(241)	(41)
Other (8+9+10)	(323)
8 - Receipt by Destination of Resources (4)	(323)
Amounts at end of the period	445	503
Amount recognized in Assets (Note 18a)	445	503
CD Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	1,454	1,475
Amounts recognized in income (1+2+3+4)	41	20
3 - Net interest	104	112
4 - Other expenses	(63)	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(725)	(41)
5 - Effects on asset ceiling	(484)
6 - Remeasurements	(241)	(41)
Experience of the plan	(241)	(41)
Other (8+9+10)	(323)
8 - Receipt by Destination of Resources (4)	(323)
Amounts at end of the period	447	1,454
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(951)	(849)
Amounts recognized in income (1+2+3+4)	(68)	(65)
3 - Net interest	(68)	(65)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	1,017	(37)
5 - Effects on asset ceiling	1,017	(37)
Amounts at end of the period	(2)	(951)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(922)	(967)
Amounts recognized in income (1+2+3+4)	(66)	(76)
3 - Net interest	(66)	(76)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	81	6
6 - Remeasurements	81	6
Changes in financial assumptions	113	12
Experience of the plan	(32)	(6)
Other (8+9+10)	128	115
9 - Benefits paid	128	115
Amounts at end of the period	(779)	(922)
Amount recognized in Liabilities (Note 18b)	R$ (779)	R$ (922)